INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	$ 2,682
Others and transfers	(4)
Held for sale	(1,249)
Currency translation	(23)
Goodwill at end of period	1,406
Russia
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	1,131
Others and transfers	2
Held for sale	(215)
Currency translation	17
Goodwill at end of period	935
Algeria
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	1,053
Others and transfers	0
Held for sale	(1,034)
Currency translation	(19)
Goodwill at end of period	0
Pakistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	324
Others and transfers	(6)
Held for sale	0
Currency translation	(19)
Goodwill at end of period	299
Kazakhstan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	140
Others and transfers	0
Held for sale	0
Currency translation	(2)
Goodwill at end of period	138
Uzbekistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	34
Others and transfers	0
Held for sale	0
Currency translation	0
Goodwill at end of period	$ 34